SHARE CAPITAL AND OTHER RESERVES	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL AND OTHER RESERVES
SHARE CAPITAL AND OTHER RESERVES

9. SHARE CAPITAL AND OTHER RESERVES

(a) Share capital

At September 30, 2024, the authorized share capital of the Company consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b) Other reserves

The Company’s other reserves consisted of the following:

	September 30,	December 31,
	2024	2023
Other reserve - Share options	$3,148,493	$2,296,229
Other reserve - Warrants	63,228	59,702
	$3,211,721	$2,355,931

(c) Share options

The following table summarizes the changes in share options for the nine months ended September 30:

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,463,333	$1.06	1,093,333	$1.67
Granted	225,000	1.00	—	—
Expired	(66,667)	2.25	—	—
Outstanding, September 30,	3,621,666	$1.03	1,093,333	$1.67

9. SHARE CAPITAL AND OTHER RESERVES (Continued)

The following table summarizes information about share options outstanding and exercisable at September 30, 2024:

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	3,055,003	3.87	1,052,503	$0.83
$2.01 - $2.50	566,663	5.41	566,663	2.22
	3,621,666	4.11	1,619,166	$1.32

Share-based compensation expense related to share options for the nine months ended September 30, 2024 was $852,264 (2023 – $179,379) of which $745,863 (2023 – $149,483) has been expensed in the unaudited condensed interim consolidated statement of loss and comprehensive loss and $106,401 (2023 – $29,896) has been capitalized to E&E assets.

The following are the weighted average assumptions used to estimate the fair value of share options granted and/or vested for the nine months ended September 30, 2024 and 2023 using the Black-Scholes pricing model:

	For the nine months ended
	September 30,	September 30,
	2024	2023
Expected life	5.00 years	N/A
Expected volatility	125.67%	N/A
Risk-free interest rate	3.49%	N/A
Expected dividend yield	Nil	N/A
Forfeiture rate	Nil	N/A

Option pricing models require the input of subjective assumptions including the expected price volatility and expected share option life. Changes in these assumptions would have a significant impact on the fair value calculation.

(d) Warrants

The following table summarizes the changes in warrants for the nine months ended September 30:

	2024		2023
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$59,702	362,833	$263,596
Transactions during the period:
Value assigned to warrants vested - consultants	—	3,526	—	30,279
Outstanding, September 30,	100,000	$63,228	362,833	$293,875

At September 30, 2024, the weighted average exercise price for the outstanding warrants is $0.81 (2023 – $3.41) and the weighted average remaining life is 1.09 years (2023 – 0.65 years).